Schedule of Investments
November 30, 2025 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 52.13% (5)

Accident & Health Insurance - 0.89%
Unum Group, 6.750%, 12/15/28	300,000	319,351

Air Transportation, Scheduled - 0.71%
Johnson Controls International, plc, 4.900%, 12/1/32	250,000	256,106

Asset Management - 0.71%
Ares Capital Corp., 5.875%, 3/1/29	250,000	256,873

Banks & Financial Institutions - 1.39%
Federal Home Loan Bank, 4.000%, 9/12/30	500,000	499,314

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.73%
Kraft Heintz Foods Co., 6.375%, 7/15/28	250,000	261,741

Commercial Banks - 2.24%
Bank of Montreal MTN, 5.650%, 7/12/29	250,000	242,495
National Bank of Canada, 5.600%, 12/18/28	250,000	261,235
Royal Bank of Canada, 5.000%, 07/21/2032	300,000	301,260

		804,990

Construction Machinery & Equip - 0.11%
Caterpillar, Inc., 3.050%, 5/15/27	40,000	38,695

Consumer Products - 0.15%
YMCA of Greater NY, 3.160%, 8/1/31	60,000	54,111

Crude Petroleum & Natural Gas - 0.88%
EOG Resources, Inc., 6.650%, 4/1/28	300,000	315,704

Consumer Cyclical Services - 1.61%
American Medical College, 3.017%, 10/1/35	250,000	217,663
Prime Healthcare Foundation, 7.000%, 12/1/27	350,000	362,551

		580,214

Cutlery, Handtools, & General Hardware - 1.02%
Stanley Black & Decker, Inc., 2.300%, Due 3/15/2030	400,000	365,480

Dental Equipment & Supplies - 0.39%
Dentsply Sirona, Inc., 3.250%, to 06/01/2030	150,000	138,530

Electric & Other Services Combined - 0.98%
Empire District Electric Co., 6.700%, 11/15/33	325,000	351,794

Financial Services - 1.95%
Ford Motor Credit Co. LLC., 5.450%, 2/20/28	200,000	200,148
Ford Motor Credit Co. LLC., 5.700%, 9/20/34	350,000	349,991
General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	150,000	150,030

		700,169

General Building Contractors - Residential Buildings - 0.28%
Lennar Corp., 4.750%, due 11/29/27	100,000	100,792

Hospital & Medical Service Plans - Residential Buildings - 0.65%
Centene Corp., 2.450%, 07/15/2028	250,000	233,063

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.22%
Masco Corp., 7.750%, 08/1/29	400,000	440,074

Midstream - 0.93%
Southern Natural Gas, 7.350%, 2/15/31	300,000	333,816

National Commercial Banks - 12.28%
Bank of America Corp., 4.500%, due 8/6/27	500,000	499,215
Bank Of America Corp., 5.100%, 9/16/36	250,000	249,269
Bank of America Corp., 5.200%, due 12/5/31	250,000	250,049
Bank of Montreal, 5.100%, due 10/18/34	250,000	248,486
Citigroup, Inc., 4.600%, 3/30/27	250,000	249,190
Goldman Sachs Group, Inc., 1.500%, 9/15/27	500,000	479,038
JPMorgan Chase & Co. Series B, 5.330, due 02/1/27 (3-month US Libor + .50%)	150,000	149,381
JPMorgan Chase & Co. Series CC, 7.117%, 5/1/26	150,000	151,530
Mellon Capital IV Series 1, 5.131%, to 6/20/25	200,000	164,347
Simmons First National Corp., 6.25%, 10/1/35	350,000	353,696
Truist Financial Corp. Series M, 5.125%, to 12/15/27	100,000	99,196
Truist Financial Corp. Series Q Perpetual, 5.10%, 3/1/30	75,000	75,237
TTCU Federal Credit Union, 5.000%, 7/26/27	150,000	153,063
US Bancorp, 3.70%, 1/15/27	200,000	194,159
US Bancorp, 5.200%, due 12/26/29	250,000	249,997
Wells Fargo & Company, 4.050%, 10/2/29	400,000	398,236
Wells Fargo & Company, 5.200%, 8/16/34	350,000	349,232
Wells Fargo & Company, 5.250%, 4/28/30	100,000	100,431

		4,413,752

Natural Gas Transmission - 1.43%
Northern Illinois Gas Co., 5.900%, due 12/1/32	250,000	259,836
Targa Resources Corp., 5.500%, 3/1/30	250,000	254,384

		514,220

Other Sectors - 0.15%
Conservation Fund, 3.474%, 12/15/29	55,000	52,944

Paper Mills - 1.37%
Georgia-Pacific, LLC., 7.250%, 6/1/28	300,000	322,047
Georgia-Pacific, LLC., 7.750%, 11/15/29	150,000	170,036

		492,083

Personal Credit Institutions - 0.41%
OneMain Finance Corp., 3.500%, due 1/15/27	150,000	148,044

Retail-Department Store - 0.10%
Dillards, Inc., 7.750%, due 7/15/26	35,000	35,716

Retail - Variety Stores - 0.84%
Ross Stores, Inc. 4.800%, 4/15/30	300,000	302,120

Retail-Drug Stores & Proprietary Stores - 0.86%
CVS Health Corp., 5.300%, 6/1/33	300,000	310,423

Security Brokers, Dealers & Flotation Companies - 2.38%
Goldman Sachs Group, Inc. Series MTN, 5.100%, 2/14/30	300,000	300,587
Jefferies Financial Group, Inc., 6.000%, 1/31/33	300,000	301,420
Jefferies Financial Group, Inc., 6.500%, 4/30/35	250,000	252,258

		854,265

Services-Equipment Rental & Leasing - 0.69%
Air Lease Corp., 3.625%, due 12/1/27	100,000	98,627
United Rentals, Inc., 3.875%, due 11/15/27	150,000	148,418

		247,044

Services-General Medical & Surgical Hospitals - 0.73%
HCA Healthcare, Inc., 7.050%, due 12/1/27	250,000	263,284

Services - Miscellaneous Amusement & Recreation - 0.95%
Walt Disney Co., 6.750%, 1/9/38	100,000	117,746
Walt Disney Co., 7.125%, 4/8/28	210,000	224,399

		342,145

Services-Prepackaged Software - 0.42%
VMWare, Inc., 3.900%, due 8/21/27	150,000	149,746

State Commercial Banks - 7.47%
Ally Financial, Inc. Series B, 4.700%, to 5/15/26	150,000	146,902
Citizens Financial Group, Inc., 2.638%, 9/30/32	250,000	215,569
Citizens Financial Group, Inc., 4.300%, due 2/11/31	250,000	248,712
Deutsche Bank, 5.150%, 9/15/34	250,000	242,144
First Citizens Bank, 6.125%, 3/9/28	350,000	362,983
Keycorp., 2.250%, 4/6/27	200,000	194,979
M&T Bank Corporation, 7.413%, 10/30/29	250,000	271,175
Merchants Bancorp, 5.250, 10/1/27	4,000	98,960
Renasant Corp., 5.500%, 9/1/31	400,000	397,326
State Street Corp., 7.350%, 6/15/26	500,000	508,219

		2,686,969

Steel Works, Blast Furances & Rolling Mills (Coke Ovens) - 0.42%
Steel Dynamics, Inc., 5.00%, due 12/15/26	150,000	149,979

Telephone Communications - 3.25%
AT&T Inc., 7,125%, 12/15/31	400,000	447,053
Pacific Bell, 7.125%, 3/15/26	400,000	401,639
Verizon Communications, Inc., 6.800%, 5/1/29	250,000	267,714
Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	50,000	50,852

		1,167,258

Trucking & Courier Services (No Air) - 1.11%
United Parcel Service, Inc., 7.620%, 4/1/30	350,000	398,526

Wholesale-Groceries & Related Products - 0.45%
Sysco Corp., 6.500%, due 8/1/28	152,000	161,217

Total Corporate Bonds	(Cost $ 18,798,184)	18,740,552

Exchange-Traded Funds - 2.28% (3)

iShares 10+ Year Investment Grade Corporate Bond ETF	10,000	516,200
iShares 5-10 Year Investment Grade Corporate Bond ETF	5,000	271,950
iShares US Preferred Stock ETF	1,000	30,950

Total Exchange-Traded Funds	(Cost $ 809,693)	819,100

Real Estate Investment Trusts - 1.37% (3)

Boston Properties LP., 4.500%, 12/1/28	250,000	251,218
Ready Capital Corp., 5.750%, due 2/15/26	6,000	143,100
Ready Capital Corp., 9.000%, 12/15/29	4,000	99,200

Total Real Estate Investment Trusts	(Cost $ 494,775)	493,518

Municipal Bonds - 12.91% (5)

Alabama - 0.45%
Jacksonville Public Educational Building Authority Taxable, 6.100%, 8/10/30	150,000	162,438

Connecticut - 0.33%
Town of Hamden, 4.930%, 8/15/35	120,000	119,998

Florida - 0.61%
Hillsborough County Aviation, 5.170%, 10/1/35	70,000	70,008
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/1/27	150,000	146,480

		216,488

Georgia - 0.56%
Georgia Local Government, 4.750%, due 6/1/28	50,000	51,249
Georgia Qualified School Construction Bond Series F, 4.000%, 2/1/26	150,000	150,023

		201,272
Illinois - 1.39%
Illinois Build America Bond, 6.900%, due 3/1/35	125,000	138,456
Illinois State Taxable Pension AGM CR, 5.100%, 6/1/33	39,265	40,392
Saint Clair County IL School District #187, 5.169%, 1/1/31	70,000	72,619
Village of Rosemont, 6.600%, due 12/1/30	85,000	87,165
Village of Rosemont, 6.750%, due 12/1/35	150,000	159,597

		498,229

Indiana - 3.36%
City of South Bend IN Educational Center Project, 2.500%, 8/1/35	25,000	20,386
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	85,000	85,096
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,000	100,188
Gary Community School, 3.200%, due 7/15/29	50,000	49,315
Gary Community School, 3.500%, 1/15/33	25,000	24,155
Indiana State Financial Authority University Housing Revenue, 5.388%, 7/1/35	250,000	254,105
Indiana State Housing & Community Development Authority, 4.984%, 7/1/30	140,000	145,177
Plainfield Redevelopment Commission, 2.000%, due 2/1/29	300,000	280,395
Schererville Income Econ Dev Revenue, 2.579%, 1/15/30	150,000	142,275
Town of Speedway IN Revenue Bond, 5.000%, 8/1/34	50,000	50,173
Valparaiso, IN Middle School Building Corp., 5.900, 1/15/26	50,000	50,079
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/1/26	5,000	4,996

		1,206,339

Maryland - 0.96%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,000	100,078
Maryland State Health & Higher Education Facilities, 2.269%, 1/1/27	250,000	243,628

		343,706

Michigan - 0.49%
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	177,500	176,121

Nebraska - 0.84%
City of Grand Island NE, 1.920%, 08/15/2028	300,000	285,579
Omaha NE Special Obligation Taxable Ref Riverfront, 6.400%, due 2/1/26	15,000	15,060

		300,639

New York - 0.26%
New York St Dorm Auth Revenues, 5.289%, due 3/15/33	90,334	91,945

Ohio - 0.78%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/1/25	100,000	100,000
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/1/25	60,000	60,000
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/1/28	125,000	121,261

		281,261

Oregon - 0.43%
Philomath, Oregon Sch District, 5.472%, due 6/15/27	150,000	153,351

Pennsylvania - 0.85%
East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/1/28	200,000	189,940
Philadelphia PA Qualified School Construction Bond, 5.995%, 9/1/30	80,000	85,570
Pennsylvania Higher Educational Facs Authority Revenue, 3.000%, 6/15/25	25,000	30,515
Susquehanna Area Regional Airport Authority, 9.875%, 1/1/34

		306,025

South Carolina - 0.16%
South Carolina State Jobs-Econ Dev Authority Hospital Revenue, 2.729%, 7/1/30	60,000	55,855

Texas - 0.35%
North Texas Tollway Authority, 8.410%, due 2/1/30	37,000	39,882
Somerset Hills Road Dist #4 Texas, 5.125%, due 8/15/34	85,000	86,055

		125,936

Washington - 0.42%
City of Bellevue, WA, 0.751%, 12/1/25	150,000	150,000

Wisconsin - 0.70%
City of Milwaukee, WI, 3.950%, 12/1/28	250,000	250,875

Total Municipal Bonds	(Cost $ 4,514,558)	4,640,477

U.S. Government Agencies & Obligations - 6.28%

US Treasury Bill, 3.875%, 08/15/33	750,000	751,406
US Treasury Bill, 3.625%, 9/30/30	1,000,000	1,000,938
US Treasury Bill, 3.875%, 9/30/32	500,000	502,734

Total US Government Treasury	(Cost $ 2,197,939)	2,255,078

Preferred Securities - 1.20%

Asset Management - 0.17%
B Riley Financial, Inc., 6.50%, due 9/30/26	3,000	59,730

National Commercial Banks - 1.02%
BAC Capital Trust XIII Series F, 4.960%, 3/15/43 (b)	100,000	76,699
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27	150,000	146,847
PNC Capital Trust C, 5.150%, due 6/1/28	150,000	147,547

		371,094

State Commercial Banks - 0.00%
SVB Financial Group Trust, 0.00%, due 11/7/29	6,000	11

Total Preferred Securities	(Cost $ 547,500)	430,834

Structured Note - 2.03% (5)

Security Brokers, Dealers & Flotation Companies - 0.88%
Goldman Sachs Group, Inc. Series MTN, 2.964%, 12/13/28	100,000	85,445
Goldman Sachs Group, Inc., 2.448%, 11/13/28	120,000	108,000
Morgan Stanley Series MTN, 2.988%, due 8/30/28	25,000	22,073
Morgan Stanley, Series MTN, 2.336%, due 8/19/28	114,000	99,695

		315,213

National Commercial Banks - 1.14%
Citigroup, Inc., 1.393%, 3/12/34	394,000	312,277
Key Corp., 5.49386%, due 7/1/28 (3-month US Libor + 0.74%)	100,000	97,788

		410,065

Total Structured Note	(Cost $ 675,540)	725,278

Money Market Registered Investment Companies - 20.74%

Federated Treasury Obligation Fund - Institutional Shares - 3.82% (4)	7,451,444	7,451,444

Total Money Market Registered Investment Companies	(Cost $ 7,451,444)	7,451,444

Total Investments - 98.94%	(Cost $ 35,691,019)	35,556,281

Other Assets Less Liabilities - 1.09%		390,523

Total Net Assets - 100.00%		35,946,804

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,270,544	$-
Level 2 - Other Significant Observable Inputs	27,285,737	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$35,556,281	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2025.
(5) All Corporate Bonds, Municipal Bonds, Structured Notes, and U.S. Government Agencies & Obligations are categorized as Level 2 of the fair value hierarchy.
(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.